Equity Investments - Schedule of Gains (Losses) on Non-Marketable Securities (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Investments, All Other Investments [Abstract]
Observable price adjustments on non-marketable equity securities (includes NAV)	$ 1	$ (2)
Impairment of non-marketable equity securities	0	(1)
Total income (loss) from equity investments in non-marketable securities, net	$ 1	$ (3)